T. ROWE PRICE Mid-Cap Value Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 92.8%
COMMUNICATION SERVICES 4.7%
Entertainment 0.2%
Madison Square Garden Sports (1) 166,600 30,979
30,979
Media 4.2%
DISH Network, Class A (1) 2,128,016 92,484
Fox, Class A  2,491,374 99,929
News, Class A  12,726,895 299,464
Scholastic (2) 2,243,764 79,990
ViacomCBS, Class B  869,651 34,360
606,227
Wireless Telecommunication Services 0.3%
Telephone & Data Systems  1,982,272 38,654
38,654
Total Communication Services 675,860
CONSUMER DISCRETIONARY 2.5%
Diversified Consumer Services 0.6%
Strategic Education  1,153,585 81,328
81,328
Hotels, Restaurants & Leisure 0.5%
Compass Group (GBP) (1) 3,387,195 69,272
69,272
Household Durables 0.3%
Mohawk Industries (1) 234,783 41,650
41,650
Multiline Retail 0.2%
Nordstrom (1) 1,259,089 33,303
33,303
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren  1,225,382 136,066
136,066
Total Consumer Discretionary 361,619
CONSUMER STAPLES 8.3%
Beverages 0.6%
Carlsberg, Class B (DKK)  542,014 88,426
88,426

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food & Staples Retailing 1.4%
Sysco  2,656,427 208,530
208,530
Food Products 5.7%
Bunge  3,738,463 304,012
Campbell Soup  3,336,480 139,498
Flowers Foods (2) 12,985,516 306,848
Kraft Heinz  2,201,200 81,048
831,406
Household Products 0.6%
Kimberly-Clark  670,300 88,775
88,775
Total Consumer Staples 1,217,137
ENERGY 12.1%
Energy Equipment & Services 2.5%
Expro Group Holdings (1)(2) 19,570,403 57,537
NOV (1) 5,496,937 72,065
SEACOR Marine Holdings (1)(2) 2,697,051 12,487
TechnipFMC (1)(2) 22,371,960 168,461
Tidewater (1)(2) 4,749,106 57,274
367,824
Oil, Gas & Consumable Fuels 9.6%
Cameco  11,173,333 242,797
Canadian Natural Resources  5,663,926 206,960
Chesapeake Energy  214,166 13,190
EQT (1) 14,967,541 306,236
Equitrans Midstream  13,317,112 135,035
Hess  358,909 28,034
Imperial Oil  12,026,413 379,554
NAC Kazatomprom, GDR  2,407,757 84,662
1,396,468
Total Energy 1,764,292
FINANCIALS 16.8%
Banks 3.9%
Fifth Third Bancorp  7,805,460 331,264
Popular  1,367,679 106,227
Westamerica BanCorp (2) 2,223,303 125,083
562,574
Capital Markets 4.3%
Lazard, Class A  2,119,935 97,093
Northern Trust  1,830,072 197,300

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
State Street  3,842,616 325,547
619,940
Diversified Financial Services 1.1%
Groupe Bruxelles Lambert (EUR)  1,417,271 155,894
155,894
Insurance 7.0%
Brighthouse Financial (1) 2,950,246 133,440
Brown & Brown  3,322,605 184,238
CNA Financial  3,630,991 152,356
Kemper  1,868,590 124,803
Loews  5,517,300 297,548
Marsh & McLennan  763,260 115,581
1,007,966
Thrifts & Mortgage Finance 0.5%
Capitol Federal Financial  6,789,228 78,008
78,008
Total Financials 2,424,382
HEALTH CARE 13.5%
Biotechnology 1.3%
Alkermes (1) 3,805,687 117,367
BioMarin Pharmaceutical (1) 624,513 48,269
Incyte (1) 400,229 27,528
193,164
Health Care Equipment & Supplies 4.9%
Baxter International  2,781,400 223,708
DENTSPLY SIRONA  3,082,749 178,954
Hologic (1) 1,530,359 112,956
Zimmer Biomet Holdings  1,284,972 188,068
703,686
Health Care Providers & Services 6.6%
Cardinal Health  6,932,647 342,889
Covetrus (1) 3,165,627 57,424
Patterson (2) 7,166,020 215,984
Select Medical Holdings (2) 9,301,179 336,424
952,721
Pharmaceuticals 0.7%
Perrigo  2,134,162 101,010
101,010
Total Health Care 1,950,581

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 5.5%
Aerospace & Defense 2.2%
Textron  4,594,550 320,746
320,746
Air Freight & Logistics 0.5%
CH Robinson Worldwide  876,195 76,229
76,229
Airlines 0.4%
Southwest Airlines (1) 1,051,491 54,078
54,078
Commercial Services & Supplies 0.4%
Cintas  142,561 54,267
54,267
Machinery 1.5%
AGCO  357,555 43,811
PACCAR  2,289,797 180,711
224,522
Road & Rail 0.5%
JB Hunt Transport Services  448,541 75,005
75,005
Total Industrials & Business Services 804,847
INFORMATION TECHNOLOGY 1.9%
Electronic Equipment, Instruments & Components 0.8%
National Instruments  3,024,620 118,656
118,656
Semiconductors & Semiconductor Equipment 1.1%
Applied Materials  1,191,910 153,435
153,435
Total Information Technology 272,091
MATERIALS 8.9%
Chemicals 2.2%
Corteva  4,642,069 195,338
PPG Industries  368,683 52,726
Westlake Chemical  746,984 68,080
316,144
Construction Materials 1.8%
Summit Materials, Class A (1) 5,450,282 174,245
Vulcan Materials  534,546 90,424
264,669

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 4.9%
Cia de Minas Buenaventura, ADR (1) 12,297,208 83,129
Franco-Nevada (CAD)  2,111,446 274,308
Freeport-McMoRan  4,614,568 150,112
Fresnillo (GBP)  11,229,423 117,595
Gold Fields, ADR  9,978,224 81,023
706,167
Total Materials 1,286,980
REAL ESTATE 7.1%
Equity Real Estate Investment Trusts 6.9%
Apartment Income REIT, REIT  1,319,933 64,426
Apartment Investment & Management, Class A, REIT (2) 9,582,353 65,639
Equity Commonwealth, REIT (1) 5,604,794 145,613
Equity Residential, REIT  1,347,467 109,037
Rayonier, REIT  5,829,931 208,012
Regency Centers, REIT  2,287,605 154,024
Weyerhaeuser, REIT  7,139,036 253,936
1,000,687
Real Estate Management & Development 0.2%
St. Joe  692,066 29,136
29,136
Total Real Estate 1,029,823
UTILITIES 7.1%
Electric Utilities 3.8%
FirstEnergy  9,237,089 329,025
PG&E (1) 22,905,345 219,891
548,916
Gas Utilities 0.9%
Atmos Energy  96,555 8,516
National Fuel Gas  2,351,428 123,497
132,013
Independent Power & Renewable Electricity Producers 1.1%
Vistra  9,588,100 163,956
163,956
Multi-Utilities 1.3%
CenterPoint Energy  5,140,660 126,460
Consolidated Edison  940,400 68,264
194,724
Total Utilities 1,039,609

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Total Miscellaneous Common Stocks  4.4% (3) 640,268
Total Common Stocks (Cost $9,835,374) 13,467,489
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER STAPLES 0.2%
Food Products 0.2%
Bunge, 4.875% (4) 183,035 21,869
Total Consumer Staples 21,869
Total Convertible Preferred Stocks (Cost $20,677) 21,869
CORPORATE BONDS 0.2%
Weatherford International, 11.00%, 12/1/24 (5) 30,710,000 32,322
Total Corporate Bonds (Cost $23,193) 32,322
SHORT-TERM INVESTMENTS 6.4%
Money Market Funds 6.4%
T. Rowe Price Government Reserve Fund, 0.05% (2)(6) 931,332,687 931,333
Total Short-Term Investments (Cost $931,333) 931,333
Total Investments in Securities 99.6%
(Cost $10,810,577) $ 14,453,013
Other Assets Less Liabilities 0.4% 53,209
Net Assets 100.0% $ 14,506,222
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Perpetual security with no stated maturity date.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$32,322 and represents 0.2% of net assets.
(6) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
DKK Danish Krone
EUR Euro
GBP British Pound

T. ROWE PRICE Mid-Cap Value Fund

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GDR Global Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Apartment Investment & Management, Class A,
REIT  $ — $ 15,185 $ —
Capitol Federal Financial  (357) (6,720) 4,529
EQT  (76,167) 225,080 —
Expro Group Holdings  — 3,761 —
Flowers Foods  — 12,044 7,888
Patterson  (10,810) 16,446 6,231
Rayonier, REIT  12,500 34,676 5,251
Scholastic  298 25,318 1,068
SEACOR Marine Holdings  — 3,577 —
Select Medical Holdings  84,308 21,398 2,284
TechnipFMC  — (16,382) —
Tidewater  — 15,172 —
Westamerica BanCorp  — 2,149 2,709
T. Rowe Price Government Reserve Fund, 0.05% — — 263
Affiliates not held at period end 208 (5,073) —
Totals $ 9,980 # $ 346,631 $ 30,223 +

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Apartment Investment &
Management, Class A, REIT  $ 47,846 $ 2,608 $ — $ 65,639
Capitol Federal Financial  * 700 1,803 *
EQT  257,795 — 176,639 *
Expro Group Holdings  52,229 1,547 — 57,537
Flowers Foods  276,842 17,962 — 306,848
Patterson  252,982 — 53,444 215,984
Rayonier, REIT  213,832 456 40,952 *
Scholastic  56,375 12,802 14,505 79,990
SEACOR Holdings  67,267 297 62,491 —
SEACOR Marine Holdings  5,096 3,814 — 12,487
Select Medical Holdings  311,932 47,503 44,409 336,424
TechnipFMC  — 184,843 — 168,461
Tidewater  37,775 4,327 — 57,274
Westamerica BanCorp  120,470 2,464 — 125,083
T. Rowe Price Government
Reserve Fund, 0.05% 240,528 ¤ ¤ 931,333
Total $ 2,357,060 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $30,223 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,169,048.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Mid-Cap Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Mid-Cap Value Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Mid-Cap Value Fund

F115-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,406,740 $ 1,060,749 $ — $ 13,467,489
Convertible Preferred Stocks — 21,869 — 21,869
Corporate Bonds — 32,322 — 32,322
Short-Term Investments 931,333 — — 931,333
Total $ 13,338,073 $ 1,114,940 $ — $ 14,453,013